DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)			4 Months Ended	6 Months Ended
	Oct. 30, 2020 USD ($) $ / shares shares	Aug. 26, 2020	Dec. 31, 2020 USD ($) shares	Jun. 30, 2021 USD ($) $ / shares item shares	Oct. 31, 2020 USD ($)
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance initial public offering			$ 490,000,000
Transaction Costs	$ 10,534,144
Underwriting fees	10,000,000
Other offering costs	$ 534,144
Condition for future business combination number of businesses minimum		1
Condition for future business combination use of proceeds percentage				80
Condition for future business combination threshold Percentage Ownership Source2				50
Condition for future business combination threshold Net Tangible Assets				$ 5,000,001
Redemption limit percentage without prior consent				15
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)				100.00%
Months to complete acquisition | item				24
Redemption period upon closure				10 days
Maximum Allowed Dissolution Expenses				$ 100,000
Cash and Cash Equivalents, at Carrying Value			925,923	297,376
Working Capital			1,260,964	$ 7,308,241
Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Price of warrant | $ / shares				$ 1.50
Aggregate gross proceeds				$ 12,000,000
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts (in shares) | shares	50,000,000
Purchase price, per unit | $ / shares	$ 10.00
Implied Equity Value					$ 1,480,000,000
Proceeds from issuance initial public offering	$ 500,000,000
Transaction Costs			$ 10,534,144
Payments for investment of cash in Trust Account	$ 500,000,000
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Aggregate gross proceeds				$ 600,000,000
Private Placement | Class A Common Stock | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Maximum number of shares to be purchased for warrants | shares				60,000,000
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts (in shares) | shares			7,500,000
Purchase price, per unit | $ / shares	$ 10.00
Over-allotment option | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Price of warrant | $ / shares				$ 10.00